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November 24, 1995



Securities and Exchange Commission
Attention:  Document Control - EDGAR
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Re:   Rule 24f-2 Notice for
      IDS New Dimensions Fund, Inc.
      SEC File No. 2-28529/811-1629

Commissioners:

[i]   In accordance with the provisions of Rule 24f-2, IDS New
      Dimensions Fund, Inc. hereby files its Rule 24f-2 Notice for the fiscal year ended September 30, 1995 ("Fiscal Year").

[ii]  Amount of securities registered other than under
      24f-2 which were unsold at the beginning of the
      fiscal year.*                                              $0

[iii] Amount of securities registered during the fiscal
      year other than under 24f-2.**                             $0

[iv]  Amount of securities sold during the fiscal
      year.***                                         $871,785,171

[v]   Amount of securities sold pursuant to 24f-2.     $871,785,171

[vi]  Fee     $871,785,171     /       2900            $300,615.58

*     0        shares  x        $18.74      on   November 16, 1995
**    0        shares  x        $18.74      on   November 16, 1995
*** Sales of $3,112,220,973 minus redemptions of $2,240,435,802

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Securities and Exchange Commission
November 24, 1995


Enclosed please find an opinion of counsel.

A check for the filing fee in the amount of $300,615.58 has been electronically wired.

If there are any questions, please contact the undersigned.

Very truly yours,

IDS NEW DIMENSIONS FUND, INC.



Leslie L. Ogg
Vice President, General Counsel and Secretary

LLO/KB/rdh